Stock-Based Compensation - Summary of Exercise Prices of Common Stock Options Outstanding and Exercisable (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 21, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)	180	182	182
Options Exercisable (in shares)	151	148
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)			22
Options Exercisable (in shares)		8
Exercise Price Range One [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		0.90
Exercise Price Range One [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		0.91
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)			85
Options Exercisable (in shares)		64
Exercise Price Range Two [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		5.67
Exercise Price Range Two [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		6.64
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)			52
Options Exercisable (in shares)			52
Exercise Price Range Three [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		13.84
Exercise Price Range Three [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		16.40
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)			10
Options Exercisable (in shares)		10
Exercise Price Range Four [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		32.80
Exercise Price Range Four [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		40.00
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)			13
Options Exercisable (in shares)		14
Exercise Price Range Five [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		72.08
Exercise Price Range Five [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		104.72